Commitment and Contingencies - Schedule of Future Maturities of the Lease Liability Under the Company's Noncancelable Operating Leases (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Commitments And Contingencies Disclosure [Abstract]
Remaining 2022 maturities	$ 474
2023	636	$ 634
2024	555	639
2025	385	555
2026	32	385
More than 5 Years	16
Total undiscounted lease maturities	2,098	2,262
Imputed interest	(176)	(202)
Total lease liability	$ 1,922	$ 2,060